Disclosures About Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value of debt	$ 806,000
Carrying amount of debt	$ 820,391